Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Beginning balance, value at Dec. 31, 2020	$ 36,943,304	$ 3,024,007	$ (36,119,210)		$ 104	$ 3,848,205
Beginning balance, shares at Dec. 31, 2020	17,218,695
IfrsStatementLineItems [Line Items]
Shares issued for acquisition	$ 2,303,999	1,241,250				3,545,249
Shares issued for acquisition, shares	1,200,000
Shares issued for financing	$ 18,717,438					18,717,438
Shares issued for financing, shares	6,488,669
Share issue costs	$ (273,169)					(273,169)
Shares issued for exercise of RSUs	$ 300,000	(300,000)
Shares issued for exercise of RSUs, shares	125,000
Shares issued for exercise of warrants	$ 3,507,562					3,507,562
Shares issued for exercise of warrants, shares	1,403,025
Shares issued for exercise of stock options	$ 1,846,776	(891,403)				955,373
Shares issued for exercise of stock options, shares	378,499
Shares issued in lieu of cash	$ 198,000					198,000
Shares issued in lieu of cash, shares	15,000
Share-based payments		1,049,866				1,049,866
Net loss			(45,201,077)			(45,201,077)
Change in fair value of equity investments at FVOCI				277,143		277,143
Translation of foreign operations					9,287	9,287
Ending balance, value at Mar. 31, 2021	$ 63,543,910	4,123,720	(81,320,287)	277,143	9,287	(13,366,123)
Ending balance, shares at Mar. 31, 2021	26,828,887
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 17,374,749					17,374,749
Shares issued for financing, shares	5,095,988
Share issue costs	$ (4,405,652)	864,000				(3,541,592)
Shares issued for exercise of RSUs	$ 1,452,052	(1,452,052)
Shares issued for exercise of RSUs, shares	323,660
Shares issued for exercise of warrants	$ 1,422,228					1,422,228
Shares issued for exercise of warrants, shares	536,509
Shares issued for exercise of stock options	$ 91,090	(32,340)				58,750
Shares issued for exercise of stock options, shares	27,000
Shares issued in lieu of cash	$ 1,559,988					1,559,988
Shares issued in lieu of cash, shares	356,901
Share-based payments		2,902,729				2,902,729
Net loss			28,998,105			28,998,105
Change in fair value of equity investments at FVOCI				(609,783)		(609,783)
Translation of foreign operations					127,188	127,188
Ending balance, value at Dec. 31, 2021	$ 81,038,365	6,406,117	(52,322,182)	(332,640)	136,579	34,926,239
Ending balance, shares at Dec. 31, 2021	33,168,946
IfrsStatementLineItems [Line Items]
Share issue costs	$ (5,122)					(5,122)
Shares issued for exercise of warrants	$ 74,227					74,227
Shares issued for exercise of warrants, shares	16,538
Shares issued for exercise of stock options	$ 51,875	(25,000)				26,875
Shares issued for exercise of stock options, shares	12,500
Share-based payments		643,325				643,325
Net loss			(6,204,335)			(6,204,335)
Change in fair value of equity investments at FVOCI				(33,249)		(33,249)
Translation of foreign operations					(54,910)	(54,910)
Ending balance, value at Mar. 31, 2022	$ 81,159,345	$ 7,024,442	$ (58,526,517)	$ (365,889)	$ 81,669	$ 29,373,050
Ending balance, shares at Mar. 31, 2022	33,197,984